INVESTMENTS AND OTHER FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2022
Investments and other financial assets [Abstract]
INVESTMENTS AND OTHER FINANCIAL ASSETS
16. INVESTMENTS AND OTHER FINANCIAL ASSETS

The composition of investments and other financial assets is as follows:

	At December 31,
	2022	2021
	(€ thousand)
Investments accounted for using the equity method	49,087	42,927
Other securities and financial assets	10,447	11,582
Total investments and other financial assets	59,534	54,509
Investments accounted for using the equity method

Changes in the carrying amount of investments accounted for using the equity method during the period were as follows:

(€ thousand)
Balance at January 1, 2021	34,663
Additions	1,285
Proportionate share of net profit for the year ended December 31, 2021	6,896
Proportionate share of remeasurement of defined benefit plans	83
Balance at December 31, 2021	42,927
Proportionate share of net profit for the year ended December 31, 2022	6,175
Proportionate share of remeasurement of defined benefit plans	(15)
Balance at December 31, 2022	49,087
Investments accounted for using the equity method mainly relate to the Group’s investment in Ferrari Financial Services GmbH (“FFS GmbH”), a German entity that offers retail client financing in certain markets in EMEA (primarily the UK, Germany and Switzerland, and, to a lesser extent, to FS China Limited, a joint venture formed in China in 2021 to manage certain lifestyle activities in the local market, which is in the startup phase.

Summarized financial information relating to FFS GmbH at and for the years ended December 31, 2022 and 2021 is presented below:

	At December 31,
	2022	2021
	(€ thousand)
Assets
Non-current assets	3,685	4,037
Receivables from financing activities	1,037,350	908,362
Other current assets	2,637	5,096
Cash and cash equivalents	19,123	14,046
Total assets	1,062,795	931,541

Equity and liabilities
Equity	94,914	81,156
Debt	868,652	763,563
Other liabilities	99,229	86,822
Total equity and liabilities	1,062,795	931,541

	For the year ended December 31,
	2022	2021	2020
	(€ thousand)
Net revenues	52,100	46,103	37,764
Cost of sales	22,943	16,971	14,864
Selling, general and administrative costs	8,923	8,565	8,494
Other expenses/(income), net	1,116	2,730	1,213
Profit before taxes	19,118	17,837	13,193
Income tax expense	5,336	4,045	3,898
Net profit	13,782	13,792	9,295
Other securities and financial assets

Other securities and financial assets primarily include Series C Liberty Formula One shares (the “Liberty Media Shares”) of Liberty Media Corporation (the group responsible for the promotion of the Formula 1 World Championship), which are measured at fair value and amounted to €9,954 thousand at December 31, 2022 (€10,559 thousand at December 31, 2021).